Rainier High Yield Fund
Rainier High Yield Fund Institutional Shares/Original Shares
INVESTMENT OBJECTIVE
The Rainier High Yield Fund (the “High Yield Fund” or “Fund”) seeks to earn a high level of current income.
Capital appreciation is a secondary objective.
FEES AND EXPENSES OF THE FUND
The table below describes the fees and expenses that you may pay if you buy and hold shares of the Fund.
Shareholder Fees (fees paid directly from your investment)
Shareholder Fees - Rainier High Yield Fund - USD ($)	Institutional	Original
Shareholder Fees (fees paid directly from your investment)	none	none

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses - Rainier High Yield Fund		Institutional	Original
Management Fees		0.55%	0.55%
Distribution and Service (12b-1) Fees		none	0.25%
Other Expenses		0.18%	0.31%
Total Annual Fund Operating Expenses		0.73%	1.11%
Fee Waiver and/or Expense Reimbursement	[1]	(0.08%)	(0.21%)
Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement		0.65%	0.90%
[1]	Rainier has contractually agreed to reduce its fees and/or pay Fund expenses in order to limit Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement for shares of the Fund to 0.65% and 0.90% of the Fund’s average net assets of its Institutional and Original Shares, respectively (the “Expense Caps”). This obligation excludes acquired fund fees and expenses, loads, taxes, interest, brokerage commissions, expenses incurred in connection with any merger or reorganization or extraordinary expenses such as litigation, and other expenses not incurred in the ordinary course of the Fund’s business. The Expense Caps will remain in effect until at least July 31, 2016. Rainier may request recoupment of previously waived fees and paid expenses from the Fund for three years from the date they were waived or paid, subject to the Expense Caps. The Expense Caps may not be changed by Rainier during that period without prior approval of the Board of Trustees. The obligation may be terminated at any time by the Board of Trustees upon written notice to Rainier, and will terminate if the Management Agreement is terminated.

EXAMPLE
This example is intended to help you compare the cost of investing in shares of the Fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the Fund for the time periods indicated. The example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same (taking into account the contractual expense limitation). Although your actual cost may be higher or lower, based on these assumptions your costs would be:
Expense Example - Rainier High Yield Fund - USD ($)	1 Year	3 Years	5 Years	10 Years
Institutional	66	225	398	899
Original	92	332	591	1,333

Expense Example, No Redemption - Rainier High Yield Fund - USD ($)	1 Year	3 Years	5 Years	10 Years
Institutional	66	225	398	899
Original	92	332	591	1,333

PORTFOLIO TURNOVER
The Fund pays transaction costs when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 33.69% of the average value of its portfolio.
PRINCIPAL INVESTMENT STRATEGIES
In pursuing its objective, the Fund normally invests at least 80% of its net assets, plus any borrowings for investment purposes, in below investment grade bonds of corporate issuers. These “high yield” securities, also called “junk bonds,” will generally be rated BB or lower by Standard & Poor’s Rating Group (“S&P”) or will be of equivalent quality rating from another Nationally Recognized Statistical Ratings Organization. If a bond is unrated, Rainier may determine whether it is of comparable quality and therefore eligible for the Fund’s investment.

The Fund will purchase securities of companies in any capitalization range – small, medium or large. The Fund’s principal investments include domestic corporate debt securities, structured notes including collateralized loan obligations, asset-backed securities, mortgage-backed securities, foreign debt securities (including Yankees and emerging markets securities), fixed and floating rate bonds, as well as zero coupon bonds. There is no minimum quality rating for investments, and, as such, the Fund may invest in securities that no longer make payments of interest or principal, including defaulted securities. The Fund intends to focus primarily on securities with credit ratings (or equivalent quality) between the range of BB and B of the high-yield market.

The Fund may also invest in private placements and “Rule 144A” securities, which are subject to resale restrictions. The Fund is permitted to invest up to 15% of its net assets in equity securities such as common stock, preferred stock, warrants, rights and exchange-traded funds (“ETFs”). The Fund may also invest up to 20% of its assets in investment grade securities, including U.S. Treasury and U.S. government agency securities. The Fund may invest up to 25% of its assets in foreign debt securities issues (including emerging markets and Yankees), including those denominated in U.S. dollars.

The Fund may purchase bonds of any maturity, but the Fund will normally have a dollar-weighted average maturity between two and fifteen years. The average maturity may be less than two years if Rainier believes a temporary defensive posture is appropriate. In addition, duration may be one of the characteristics considered in security selection, but the Fund does not focus on bonds with any particular duration. Duration is a measure of interest rate risk using the expected life of a debt security. Duration incorporates a bond’s yield, coupon interest payments, final maturity, call and put features and prepayment exposure into one measure, with a higher duration indicating greater sensitivity to interest rates.

The Fund may sell a security if it achieves the valuation target or the underlying fundamentals deteriorate compared to the portfolio manager’s expectations, or when swapped for a more attractive security.
PRINCIPAL INVESTMENT RISKS
Since the Fund is invested in securities whose prices change daily, there is the risk that an investor could lose money. An investment in the Fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. The following risks could affect the value of your investment:
  High-Yield Risk – Below investment grade debt securities are speculative and involve a greater risk of default and price change due to changes in the issuers’ creditworthiness. The market prices of these debt securities may fluctuate more than the market prices of investment grade debt securities and may decline significantly in periods of general economic difficulty.
  Debt Securities Risk – As with most debt funds, the income on and value of your shares in the Fund will fluctuate along with interest rates. When interest rates rise, the market prices of the debt securities the Fund owns usually decline. Generally, the longer the Fund’s average portfolio maturity of its debt securities, the greater the price fluctuation. The price of any security owned by the Fund may also fall in response to events affecting the issuer of the security, such as events affecting its ability to continue to make principal and interest payments or maintain its credit rating. Debt securities risks also include liquidity risks (e.g., the potential to experience difficulties in selling debt securities in certain market conditions), mortgage-related and other asset-backed securities risks and prepayment risks. Many experts believe that it is likely there will be less governmental action in the near future to maintain low interest rates. The negative impact on fixed income securities from resulting rate increases for that and other reasons could be swift and significant.
  Market Risk – The securities markets could decline or companies represented in the Fund may weaken or otherwise not meet market expectations. The securities markets may be subject to significant volatility which may increase the risks associated with an investment in the Fund.
  Equities Risk – Equity securities are susceptible to general stock market fluctuations and to volatile increases and decreases in value.
  Management Risk – Like all managed funds, there is a risk that Rainier’s strategy for managing the Fund may not achieve the desired results or may be less effective than other strategies in a particular market environment.
  Foreign Securities and Emerging Markets Risks – Foreign securities and emerging markets involve additional risks, including political and economic instability, differences in financial reporting, accounting, auditing and legal standards, nationalization, expropriation or confiscatory taxation, less publicly available information, currency-rate fluctuations, less or more strict regulation of securities markets and markets having less liquidity and more volatility than domestic markets.
  Unrated Securities Risk – Unrated securities may be less liquid than comparable rated securities and involve greater risks.
  ETF Risk – ETFs have the risks of the investments they make and that they may not achieve their investment objectives. In addition, ETFs may be less liquid and thus their share values more volatile than the values of the investments they hold. Fund assets invested in ETFs and other mutual funds incur a layering of expenses, including operating costs and advisory fees that you indirectly bear as a shareholder in the Fund.

PERFORMANCE
The following performance information provides some indication of the risks of investing in the Fund. The bar chart below illustrates how the Fund’s total returns have varied from year to year. The table below illustrates how the Fund’s average annual total returns for the 1-year, 5-year and since inception periods compare with two domestic high yield market indexes. The Fund’s performance before and after taxes is not necessarily an indication of how the Fund will perform in the future. Updated performance is available on Rainier’s website at www.rainierfunds.com.
RAINIER HIGH YIELD FUND – INSTITUTIONAL SHARES CALENDAR-YEAR TOTAL RETURNS (%)

The year-to-date total return as of June 30, 2015 for the Rainier High Yield Fund Institutional Shares was 3.50%.

Best Quarter:	+6.82%	(third quarter, 2010)
Worst Quarter:	-3.89%	(third quarter, 2011)

AVERAGE ANNUAL TOTAL RETURNS as of Dec. 31, 2014
Average Annual Total Returns - Rainier High Yield Fund		1 Year	5 Years	Since Inception [1]	Inception Date
Institutional Shares		1.44%	8.05%	11.20%	Mar. 31, 2009
Institutional Shares | Return after taxes on distributions		(1.32%)	4.98%	8.03%	Mar. 31, 2009
Institutional Shares | Return after taxes on distributions and sale of fund shares		1.07%	5.12%	7.64%	Mar. 31, 2009
Original Shares	[2]	1.30%	7.81%	10.95%	Jul. 31, 2012
BofA Merrill Lynch U.S. High Yield Index (reflects no deduction for fees, expenses or taxes)		2.50%	8.88%	15.53%
BofA Merrill Lynch U.S. High Yield BB-B Rated Index (reflects no deduction for fees, expenses or taxes)		3.47%	8.78%	13.69%
[1]	Institutional Shares commenced operations on March 31, 2009. Original Shares commenced operations on July 31, 2012.
[2]	Performance of Original Shares for the period prior to the commencement of operations is based on the performance of the Institutional Shares adjusted for the 12b-1 fee of the Original Shares.

The “Return After Taxes on Distributions” shows the effect of taxable distributions (dividends and capital gains distributions), but assumes that you still hold Fund shares at the end of the period. The “Return After Taxes on Distributions and Sale of Fund Shares” shows the effect of both taxable distributions and any taxable gain or loss that would be realized if a Fund’s shares were sold at the end of the specified period. The “Return After Taxes on Distributions and Sale of Fund Shares” is higher than other return figures when a capital loss occurs upon the redemption of Fund shares.

After-tax returns are calculated using the historically highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown, and the after-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.